Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2 – Summary of Significant Accounting Policies

Basis of Presentation
 – The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information and the rules and regulations of the SEC.  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These financial statements have been prepared on the same basis as the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, including normal and recurring adjustments, which the Company considers necessary for the fair presentation of financial information. The results of operations and comprehensive loss for the three and six months ended June 30, 2019 and June 30, 2018, are not necessarily indicative of expected results for the full fiscal year or any other period.

Principles of Consolidation –
The Condensed Consolidated Financial Statements include the accounts of the Company and Volution Immuno Pharmaceuticals SA, a private Swiss company, its wholly-owned subsidiary. All intercompany transactions have been eliminated.

Foreign Currency –
The functional currency of the Company is U.S. dollars as that is the primary economic environment in which the Company operates as well as the currency in which it has been financed.

The reporting currency of the Company is U.S. Dollars. The Company translated its non-U.S. operations’ assets and liabilities denominated in foreign currencies into U.S. dollars at current rates of exchange as of the balance sheet date and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded as foreign currency translation adjustments, a component of accumulated other comprehensive loss. Gains or losses from foreign currency transactions are included in foreign currency exchange gains/(losses).

Use of Estimates –
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, equity, revenue, expenses and related disclosure of contingent assets and liabilities. Management’s estimates and judgments include assumptions used in the evaluation of impairment and useful lives of intangible assets (patents), accrued liabilities, deferred income taxes, liabilities related to stock options, stock-based compensation and various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from those estimates under different assumptions or conditions.

Fair Value Measurements
– The carrying amounts of financial instruments, including cash, restricted cash, accounts payable and accrued expenses approximate fair value due to their short-term maturities.

The Company’s liabilities related to options relate to RPC Pharma Limited (“RPC”), Akari’s majority shareholder, and are recognized on the balance sheet at their fair value, with changes in the fair value accounted for in the Condensed Consolidated Statements of Comprehensive Loss and included in changes in fair value of option liabilities (losses) gains.

Cash
– The Company considers all highly-liquid investments with original maturities of 90 days or less at the time of acquisition to be cash equivalents. The Company had no cash equivalents as of June 30, 2019 and December 31, 2018.

Restricted cash -
Restricted cash is collateral for a letter of credit related to the Company’s former office leases.

Prepaid Expenses and Other Current Assets –
Prepaid expenses and other current assets consist principally of VAT receivables and prepaid expenses.

Deferred Financing Costs –
Deferred financing costs relate to the upfront commitment fee paid to Aspire Capital in the form of Ordinary Shares and are included in current assets. They are amortized proportionally as the Company sells shares to Aspire Capital. Also included are advance legal costs related to other financings.

Property and equipment, net –
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers, peripheral, and scientific equipment	3
Office furniture and equipment	3

Depreciation expense for the three and six months ended June 30, 2019 and 2018 was $3,778, $
8,369
, $
8,647
and $10,952, respectively.

Long-Lived Assets
– The Company reviews all long-lived assets for impairment whenever events or circumstances indicate the carrying amount of such assets may not be recoverable. Recoverability of assets to be held or used is measured by comparison of the carrying value of the asset to the future undiscounted net cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment recognized is measured by the amount by which the carrying value of the asset exceeds the discounted future cash flows expected to be generated by the asset.

Patent Acquisition Costs
– Patent acquisition costs and related capitalized legal fees are amortized on a straight-line basis over the shorter of the legal or economic life. The estimated useful life is 22 years. The Company expenses costs associated with maintaining and defending patents subsequent to their issuance in the period incurred. Amortization of patent acquisition costs for the three and six months ended June 30, 2019 and 2018 was $
922
, $
1,897
, $
731
and $
762
, respectively.

Accrued Expenses
– As part of the process of preparing the condensed consolidated financial statements, it requires the estimate of accrued expenses. This process involves identifying services that third parties have performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred on these services as of each balance sheet date in the Company’s condensed consolidated financial statements. Examples of estimated accrued expenses include contract service fees in conjunction with pre-clinical and clinical trials, professional service fees and contingent liabilities. In connection with these service fees, the Company’s estimates are most affected by its understanding of the status and timing of services provided relative to the actual services incurred by the service providers. In the event that the Company does not identify certain costs that have been incurred or it under or over-estimates the level of services or costs of such services, the Company’s reported expenses for a reporting period could be understated or overstated. The date on which certain services commence, the level of services performed on or before a given date, and the cost of services are often subject to the Company’s estimation and judgment. The Company makes these judgments based upon the facts and circumstances known to it in accordance with U.S. GAAP.

Research and Development Expenses –
Costs associated with research and development are expensed as incurred. Research and development expenses include, among other costs, personnel expenses, costs incurred by outside laboratories, manufacturers’ and other accredited facilities in connection with clinical trials and preclinical studies. Research and development expenses for the three and six months ended June 30, 2019 and 2018 were $
3,593,341
, $
1,274,981
, $
5,120,840
and $
6,129,228
, respectively. The Company accounts for research and development tax credits at the time its realization becomes probable. In March 2019 and March 2018, respectively, the Company realized research and development tax credits of $4,872,716 and $3,794,094, that was recorded as a credit to research and development costs in the Condensed Consolidated Statements of Comprehensive Loss, for the 2017 and 2016 tax years, respectively.

Stock-Based Compensation Expense –
Stock-based compensation expense is recorded using the fair-value based method for all awards granted. Compensation costs for stock options and awards is recorded in earnings (loss) over the requisite service period based on the fair value of those options and awards. For employees, fair value is estimated at the grant date, and for non-employees, fair value is re-measured at each reporting date as required by ASC 718, “
Compensation-Stock Compensation
,” and ASC 505-50, “
Equity-Based Payments to Non-Employees
.” Fair values of awards granted under the share option plans are estimated using a Black-Scholes option pricing model. The determination of fair value for stock-based awards on the date of grant using an option pricing model requires management to make certain assumptions regarding a number of complex and subjective variables. The Company classifies its stock-based payments as either liability-classified awards or as equity-classified awards. The Company remeasures liability-classified awards to fair value at each balance sheet date until the award is settled. The liability for liability-classified awards generally is equal to the fair value of the award as of the balance sheet date multiplied by the percentage vested at the time. The Company charges (or credits) the change in the liability amount from one balance sheet date to another to changes in fair value of option/warrant liabilities gain (loss). The Company accounts for awards of equity instruments issued to employees and directors under the fair value method of accounting and recognizes such amounts, upon vesting, in general administrative or research and development expenses within its Condensed Consolidated Statements of Comprehensive Loss.

Concentration of Credit Risk –
Financial instruments that subject the Company to credit risk consist of cash. The Company maintains cash with well-capitalized financial institutions. At times, those amounts may exceed insured limits. The Company has no significant concentrations of credit risk.

Income Taxes
– The Company accounts for income taxes in accordance with the accounting rules that require an asset and liability approach to accounting for income taxes based upon the future expected values of the related assets and liabilities. Deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and for tax loss and credit carry forwards and are measured using the expected tax rates estimated to be in effect when such basis differences reverse. Valuation allowances are established, if necessary, to reduce the deferred tax asset to the amount that will, more likely than not, be realized. The Company has recorded a full valuation allowance on its deferred tax assets as of June 30, 2019 and December 31, 2018.

Uncertain Tax Positions –
The Company follows the provisions of ASC 740 “
Accounting for Uncertainty in Income Taxes
”, which prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under ASC 740 “
Accounting for Uncertainty in Income Taxes
,” an entity may only recognize or continue to recognize tax positions that meet a “more-likely-than-not” threshold. Interest and penalties related to uncertain tax positions are recognized as income tax expense. At June 30, 2019 and December 31, 2018, the Company had no uncertain tax positions.

Earnings (Loss) Per Share
– Basic earnings (loss) per ordinary share is computed by dividing net income (loss) available to ordinary shareholders by the weighted-average number of Ordinary Shares outstanding during the period. Diluted earnings (loss) per ordinary share is computed by dividing net income (loss) available to ordinary shareholders by the sum of (1) the weighted-average number of Ordinary Shares outstanding during the period, (2) the dilutive effect of the assumed exercise of options and warrants using the treasury stock method and (3) the dilutive effect of other potentially dilutive securities.

Comprehensive Loss –
Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The Company’s other comprehensive loss is comprised of foreign currency translation adjustments.

The following table provides details with respect to changes in accumulated other comprehensive loss, which is comprised of foreign currency translation adjustments, as presented in the balance sheets at June 30, 2019:

Balance, January 1, 2019	$(352,426)
Net current period other comprehensive loss	(52,948)
Balance, June 30, 2019	$(405,374)

Recent Accounting Pronouncements

Adopted during year –
In February 2016, the FASB issued ASU No. 2016-02,
Leases
(“ASU 2016-02”). ASU 2016-02 establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The adoption of this standard in 2019 did not have a material impact on the Company’s financial position, results of operations or related financial statement disclosures since the Company does not have a lease with a term longer than 12 months.

In October 2016, the FASB issued ASU 2016-16,
Intra-Entity Transfers of Assets Other Than Inventory
. This guidance removes the prohibition in ASC 740 against the immediate recognition of the current and deferred income tax effects of intra-entity transfers of assets other than inventory. This guidance is intended to reduce the complexity of U.S. GAAP and diversity in practice related to the tax consequences of certain types of intra-entity asset transfers, particularly those involving intellectual property. This guidance is effective for annual reporting periods beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The adoption of this standard in 2019 did not have a material impact on the Company’s financial position, results of operations or related financial statements.